Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

The Company has evaluated all events and transactions that occurred after June 30, 2025 up through the date of the issuance of these unaudited interim condensed consolidated financial statements. There are no additional material subsequent events to be disclosed in these unaudited interim condensed consolidated financial statements other than noted below.

On August 27, 2025, the Company entered into a Stock Purchase Agreement (the “iTonic SPA”) with iTonic Corporation (“iTonic”) and certain shareholders of iTonic (collectively, the “iTonic Shareholders”), pursuant to which the Company agreed to acquire, and the iTonic Shareholders agreed to sell, 51% of the total outstanding shares of iTonic. As consideration for such acquisition, the Company agreed to issue to the iTonic Shareholders (i) 4,000,000 newly issued Class A ordinary shares of the Company, and (ii) warrants to purchase up to 3,000,000 Class A ordinary shares of the Company. The foregoing transaction has not yet closed and no Class A ordinary shares to be issued pursuant to the iTonic SPA been issued as the date of these unaudited interim condensed consolidated financial statements.

On August 28, 2025, the Company entered into an Advisory Services Agreement (the “Comane Agreement”) with Comane International Group Ltd (“Comane”), pursuant to which the Company engaged Comane to provide advisory services to the Company with respect to mergers and acquisitions strategies and general corporate development matters. The term of the Comane Agreement is five years. As consideration for such services, the Company agreed to issue to Comane warrants (the “Comane Warrants”) to purchase up to 4,000,000 Class A ordinary shares of the Company, with an exercise price of US$0.80 per share and expiring five (5) years after the date of issuance. The Comane Warrants are not exercisable until six (6) months after the date of the Comane Agreement and may only be exercised upon the written consent of the Company’s Chief Executive Officer, who will determine in good faith, after consultation with the Board of Directors if deemed necessary, whether Comane has satisfactorily performed its advisory services under the Comane Agreement. The Comane Warrants was issued as of August 28, 2025, and have not been exercised as the date of issuance of these unaudited interim condensed consolidated financial statements.

On August 29, 2025, the Company entered into a Stock Purchase Agreement (the “Geri-Safe SPA”) with Geri-Safe, Ltd. (“Geri-Safe”) and certain shareholders of Geri-Safe (collectively, the “Geri-Safe Shareholders”), pursuant to which the Company agreed to acquire, and the Geri-Safe Shareholders agreed to sell, 30% of the outstanding shares of Geri-Safe. As consideration for such acquisition, the Company agreed to issue an aggregate of 4,000,000 newly issued Class A ordinary shares of the Company to the Geri-Safe Shareholders. The foregoing transaction has not yet closed and no Class A ordinary shares to be issued pursuant to the Geri-Safe SPA have been issued as the date of issuance of these unaudited interim condensed consolidated financial statements.